UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number       811-22466

                    ASGI Agility Income Fund
(Exact name of registrant as specified in charter)

C/O Alternative Strategies Group, Inc.
 401 South Tryon Street
                         Charlotte, NC 28202
(Address of principal executive offices) (Zip code)

Lloyd Lipsett
Wells Fargo Law Department
J9201-210
200 Berkeley Street
                    Boston, MA  02116
(Name and address of agent for service)

Registrant's telephone number, including area code:  (866) 440-7460

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

 ASGI Agility Income Fund

Financial Statements for the
Six Months Ended March 31, 2011

ASGI Agility Income Fund

Table of Contents

Page

Schedule of Investments	1

Statement of Assets and Liabilities	4

Statement of Operations	5

Statement of Changes in Net Assets	6

Statement of Cash Flows	7

Financial Highlights	8

Notes to Financial Statements	9

Supplemental Information	17

ASGI Agility Income Fund

Schedule of Investments (unaudited)
As of March 31, 2011

			(in U.S. dollars)
Strategy	Investments	Cost	Fair Value

Mutual Funds – 44.19%

Equity - 15.53%
	Cohen & Steers Realty Income Fund	2,575,086	2,778,052
	The GMO Quality Fund	7,387,638	7,879,944
	IShares DJ US Utilities Sector Index Fund	5,045,886	5,158,400
			15,816,396
Fixed Income - 28.66%
	Federated Bond Fund	10,996,633	10,916,407
	Stone Harbor Emerging Market Debt Fund	11,921,255	11,613,138
	Torchlight Value Fund, Inc.	6,224,047	6,668,055
			29,197,600
Hedge Funds - 41.91%

Diversified/Multi-Strategy - 12.66%
	AQR DELTA Offshore Fund, LP**	6,150,000	6,266,437
	York Total Return Unit Trust**	6,250,000	6,632,680
			12,899,117
Fixed Income - 23.10%
	Eaton Vance Institutional Senior Loan Fund	11,149,120	11,323,514
	Post Limited Term High Yield Offshore Fund Ltd.**	11,750,000	12,210,377
			23,533,891
Macro - 6.15%
	Graham Global Investment Fund II Ltd.**	6,150,000	6,261,802
Total Investments (Cost - $85,599,665*) - 86.10%			87,708,806
Other Assets and Liabilities, Net - 13.90%			14,157,512

Net Assets - 100.0%			$101,866,318

Percentages shown are stated as a percentage of net assets as of March 31, 2011.

See accompanying notes to financial statements.	1

ASGI Agility Income Fund

Schedule of Investments (unaudited) (continued)
As of March 31, 2011

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, were as follows:

Aggregate cost	$ 85,599,665

Gross unrealized appreciation	$ 2,497,484
Gross unrealized depreciation	(388,343)
Net unrealized appreciation	$ 2,109,141

** Non-income producing securities.

Investments by Strategy (as a percentage of total investments) (unaudited)
Mutual Funds
Equity	18.03%
Fixed Income	33.29
Hedge Funds
Diversified/Multi-Strategy	14.71
Fixed Income	26.83
Macro	7.14
100.00%

See accompanying notes to financial statements.	2

ASGI Agility Income Fund

Schedule of Investments (unaudited) (continued)
As of March 31, 2011

Equity Swap Agreements Outstanding as of March 31, 2011:
Counterparty	Reference Entity/Obligation	Floating Rate Index	Pay/ Receive Floating	Termination Date	Notional Amount	Fair Value (USD)	Unrealized Appreciation/ (Depreciation) (USD)
Credit Suisse Securities (Europe) Limited	The Cushing 30 MLP Index	1-month USD-LIBOR_BBA	Pay	4/4/2012	$2,722,026	$17,722	$17,722
Morgan Stanley Capital Services Inc.	The Cushing 30 MLP Index	Fed Funds effective	Pay	11/4/2011	11,292,609	40,992	40,992
						58,714	58,714

A Summary of Derivative instruments by primary risk exposure is outlined in the following table:

The fair value of derivative instruments as of March 31, 2011 was as follows:

Derivatives not accounted for as hedge instruments	Location on Statement of Assets and Liabilities	Fair Value (USD)

Asset Derivatives

Equity swaps	Unrealized gain on swap agreements	$ 58,714

Changes in realized and unrealized gain due to investments in derivatives as of March 31, 2011 were as follows:

Amount of Realized Gain on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Swaps

Equity swaps	$907,360

Change in Unrealized Appreciation on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Swaps

Equity swaps	$58,714

See accompanying notes to financial statements.	3

ASGI Agility Income Fund

Statement of Assets and Liabilities (unaudited)
As of March 31, 2011

Assets

Investments in Investment Funds, at fair value (cost - $85,599,665)	$87,708,806
Cash and cash equivalents	19,791,776
Investments in Investment Funds paid in advance	7,950,000
Due from broker	3,450,000
Due from Adviser	147,451
Unrealized gain on swap agreements	58,714
Other assets	217,237
Total assets	119,323,984

Liabilities

Subscriptions received in advance	16,000,000
Distribution payable	1,070,168
Management fee payable	104,905
Redemptions payable	102,002
Reset loss payable on swap contract	29,455
Interest payable on swap contract	12,654
Accrued expenses and other liabilities	138,482
Total liabilities	17,457,666

Net Assets

Total net assets	$101,866,318

Net Assets consist of:

Paid-in capital	$100,082,911
Retained earnings	1,783,407
Total net assets	101,866,318

Net Asset Value per Share

Net asset value per share (98,490.605 Shares outstanding)	$1,034.27

See accompanying notes to financial statements.	4

ASGI Agility Income Fund

Statement of Operations (unaudited)
For the Six Months Ended March 31, 2011

Investment Income

Dividends	$1,305,757
Interest	287
Total investment income	1,306,044

Fund Expenses

Management fee	426,051
Organizational fees	175,000
Administration fees	85,044
Professional fees	75,164
Trustees’ fees	49,165
Offering fees	25,000
Custody fees	18,965
Other operating expenses	59,968
Total operating expenses	914,357
Interest expense	580
Total expenses	914,937
Less: reimbursement from Adviser	(147,451)
Net expenses	767,486
Net investment income	538,558

Net Realized and Unrealized Gain on Investments

Net realized gain from swap agreements	907,360
Net change in unrealized appreciation on investments in Investment Funds	2,109,141
Net change in unrealized appreciation on investments in swap agreements	58,714
Total net realized and unrealized gain from investments	3,075,215

Net increase in net assets resulting from operations	$3,613,773

See accompanying notes to financial statements.	5

ASGI Agility Income Fund

Statements of Changes in Net Assets (unaudited)
For the Six Months Ended March 31, 2011

Increase (Decrease) in Net Assets
Operations

Net investment income	$538,558
Net realized gain from swap agreements	907,360
Net change in unrealized appreciation/(depreciation) on investments in Investment Funds	2,109,141
Net change in unrealized appreciation/(depreciation) on investments in swap agreements	58,714
Net increase in net assets resulting from operations	3,613,773

Distributions to Shareholders

Distribution of net investment income and net realized capital gains	(1,830,366)

Capital Transactions

Proceeds from issuance of Shares	100,184,913
Payments on tender of Shares	(104,084)
Redemption fees	2,082
Net cash provided by financing activities	100,082,911

Net Assets

Total increase in net assets	101,866,318
Beginning of period	-
End of period	$101,866,318

See accompanying notes to financial statements.	6

ASGI Agility Income Fund

Statement of Cash Flows (unaudited)
For the Six Months Ended March 31, 2011

Cash Used for Operating Activities

Net increase in net assets resulting from operations	$3,613,773
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of Investment Funds	(85,599,665)
Increase in investments in Investment Funds paid in advance	(7,950,000)
Increase in due from broker	(3,450,000)
Increase in due from Adviser	(147,451)
Increase in unrealized gain on swap agreements	(58,714)
Increase in other assets	(217,237)
Increase in subscriptions received in advance	16,000,000
Increase in management fee payable	104,905
Increase in reset loss payable on swap agreement	29,455
Increase in interest payable on swap agreement	12,654
Increase in accrued expenses and other liabilities	138,482
Net change in unrealized appreciation on investments in Investment Funds	(2,109,141)

Net cash used in operating activities	(79,632,939)

Cash Provided by Financing Activities

Proceeds from issuance of Shares	100,184,913
Distribution of net investment income and net realized capital gains	(760,198)

Net cash provided by financing activities	99,424,715

Cash and Cash Equivalents

Net increase in cash and cash equivalents	19,791,776
Cash and cash equivalents at beginning of period	-
Cash and cash equivalents at end of period	$19,791,776

See accompanying notes to financial statements.	7

ASGI Agility Income Fund

Financial Highlights (unaudited)

For the Six Months
Ended
March 31, 2011
Per share operating performance:
(For share outstanding throughout the period)

Net asset value per share at beginning of period	$1,000.00

Income from investment operations:

Net investment income (a)	8.15
Net realized and unrealized gain/(loss) from
investments (a)	53.82
Total from investment operations	61.97
Less: distributions to shareholders (a)	(27.70)
Net asset value per share at end of period	$1,034.27

Total return (d)	5.72%

Ratios to average members' capital:
Gross expenses (b) (c)	2.70%
Expenses waived/reimbursed (b) (c)	(0.45%)
Net expenses (b) (c)	2.25%
Net investment loss (b) (c)	1.59%

Net Assets, end of period (in thousands)	$101,866
Portfolio turnover (d)	0.00%

(a)	Based on average shares outstanding.
(b)	The expenses and net investment income ratios do not include expenses of the Investment Funds in which the Fund invests.
(c)	Annualized for periods less than one year.
(d)	Not annualized.

See accompanying notes to financial statements.	8

ASGI Agility Income Fund

Notes to Financial Statements (unaudited)
March 31, 2011

1. Organization

ASGI Agility Income Fund (the “Fund”), a Delaware business trust, has been registered as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) since September 1, 2010.  The Fund is a closed-end management investment company.  Alternative Strategies Group, Inc. (the “Adviser”), a North Carolina corporation, is the investment adviser to the Fund.  The Adviser has retained Perella Weinberg Partners Capital Management LP, a Delaware limited partnership, to act as the subadviser to the Fund (the “Subadviser”).  The Subadviser has been engaged by the Fund and the Adviser to formulate and implement the Fund’s investment program.

The principal investment objective of the Fund is to seek investment returns over various market cycles, with a meaningful percentage of such returns derived from income. The Fund also seeks, over time, to preserve the “real purchasing power” of an investment in the Fund through capital appreciation of the Fund’s investments in an amount that is equal to or exceeds the rate of inflation (as measured by the consumer price index).

The Fund invests primarily in pooled investment vehicles, including, but not limited to, mutual funds, private investment funds and exchange traded products (collectively, “Investment Funds”).  Exchange traded products may include exchange traded funds (“ETFs”), as well as commodity pools and other commodity-based vehicles that seek to track a commodity index or benchmark and are traded on an exchange.  The Fund may also invest in exchange traded notes (“ETNs”), or invest its assets directly.  Direct investments may include, among others, securities and other investments that are expected to generate income, as well as non-income oriented securities and investments, such as swaps or other types of derivatives for investment, hedging, risk management or other purposes.

The Fund’s Board of Trustees (the “Fund Board”) provides broad oversight over the operations and affairs of the Fund, and has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct, and operation of the Fund’s business.  The Fund Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a)  Valuation of investments in private investments funds – The Fund values its investments in private investment funds (“Hedge Funds”) at fair value in accordance with procedures established in good faith by the Fund Board, which value ordinarily will be the value of an interest in a Hedge Fund determined by the investment manager of the Hedge Fund in accordance with the policies established by the Hedge Fund, absent information indicating that such value does not represent the fair value of the interest.  The Fund could reasonably expect to receive this amount from the Hedge Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable.  Due to the nature of the investments held by the Hedge Funds, changes in market conditions and the economic environment may significantly impact the value of the Hedge Funds and the fair value of the Fund’s interests in the Hedge Funds.  Furthermore, changes to the liquidity provisions of the Hedge Funds may significantly impact the fair value of the Fund’s interests in the Hedge Funds.  Under some circumstances, the Fund or the Adviser may determine, based on other information available to the Fund or the Adviser, that a Hedge Fund’s reported valuation does not represent fair value.  If it is determined that the Hedge

9

ASGI Agility Income Fund

Notes to Financial Statements (unaudited) (continued)
March 31, 2011

Fund’s reported valuation does not represent fair value, the Adviser may chose to make adjustments to reflect the fair value.  As of March 31, 2011, no such adjustments were deemed necessary by the Adviser.  In addition, the Fund may not have a Hedge Fund’s reported valuation as of a particular fiscal period end.  In such cases, the Fund would determine the fair value of such a Hedge Fund based on any relevant information available at the time.  The Fund Board has also established procedures for the valuation of investment securities, if any, held directly by the Fund.

Accounting Standards Update (“ASU”) 2009-12 permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the net asset value per share (the “NAV”) of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV.  If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation.  In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are not considered in measuring fair value.  Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments.  The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

(b)  Equity Swaps – The fair value of swaps can be valued by using a pricing model.  The pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgment, and the pricing inputs are observed from actively quoted markets and/or dealer quotes.  The Fund generally categorizes swaps within Level 2 of the fair value hierarchy.  In instances where significant inputs are unobservable, they would be characterized in Level 3 of the fair value hierarchy.

(c)  Income taxes – No provision is made for U.S. federal income or excise taxes as it is the Fund’s intention to elect to be treated as, and to qualify, as a “regulated investment company” (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) and to make the requisite distributions to its shareholders that will be sufficient to relieve it from all or substantially all federal income or excise taxes.

In accounting for income taxes, the Fund follows the guidance in Financial Accounting Standards Board (“FASB”) ASC 740 (formerly FASB Interpretation No. 48), as amended by ASU 2009-06, Accounting for Uncertainty in Income Taxes.  ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taker by an entity before being measured and recognized in the financial statements.  There were no uncertain tax positions as of March 31, 2011.

(d)  Security transactions and investment income – The Fund’s transactions are accounted for on a trade-date basis.  Realized gains and losses on the Fund’s transactions are determined on the average cost basis.  Interest income is recognized on the accrual basis.  Dividend income is recognized on the ex-dividend date.  The Fund will indirectly bear a portion of the Investment Funds’ income and expenses, including management fees and incentive fees charged by the Investment Funds.  That income and those expenses are recorded in the Fund’s financial statements as unrealized appreciation/depreciation and not as income or expense on the statement of operations or in the financial highlights.

10

ASGI Agility Income Fund

Notes to Financial Statements (unaudited) (continued)
March 31, 2011

(e)  Cash and cash equivalents – The Fund maintains cash in an interest-bearing money market account, which, at times, may exceed federally insured limits.  The Fund has not experienced any losses in such account and does not believe it is exposed to any significant credit risk on such bank deposits.  All interest income earned will be paid to the Fund.

(f)  Distributions – The Fund intends to make distributions on the Shares in amounts representing substantially all of the net investment income and net capital gains, if any, earned each year.  The Fund intends to make quarterly distributions of interest income and annual distributions of dividend and other income and gains.  All distributions will be paid to Shareholders and automatically reinvested pursuant to the Fund’s Dividend Reinvestment Plan (“DRP”) unless a Shareholder has elected not to participate in the DRP.  An election by a Shareholder not to participate in the DRP, and to receive all income dividends and/or capital gain distributions, if any, directly rather than having such dividend or distribution reinvested in the Fund, must be made by indicating such election in the Shareholder’s Subscription Agreement or by notice to a Shareholder’s Intermediary (who should be directed to provide notice to the Fund), if applicable, or the Fund’s Administrator.

(g)  Use of estimates – The preparation of the Financial Statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Financial Statement.  Actual results could differ from those estimates.

(h)  Fund expenses – The Fund bears all expenses incurred in its business and operations.  Expenses include, but are not limited to, administrative and extraordinary expenses and legal, tax, audit, escrow, fund accounting and printing expenses.  Operating costs also include: (1) investment related expenses, including, but not limited to, brokerage commissions, research fees, and other transactions costs; (2) interest and commitment expense on any borrowings; and (3) all costs and expenses associated with the registration of the Fund under, and in compliance with, any applicable federal and state laws.

(i)  Expense limitation agreement – Through September 30, 2011, the Adviser has contractually agreed to limit the total annualized expenses of the Fund (excluding the Fund’s borrowing and other investment-related costs and fees (including any underlying manager fees and expenses), costs associated with Investment Funds, taxes, litigation and indemnification expenses, judgments and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to 1.00% annually of the Fund’s average net assets (2.25% annually, including the Adviser’s management fee) (the “Expense Limitation Agreement”).  In addition, the Adviser is permitted to recover from the Fund expenses it has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the Fund’s expenses fall below the annual rate of 2.25%.  The Fund, however, is not obligated to pay any such amount more than three years after the end of the fiscal year in which the Adviser deferred a fee or reimbursed an expense.  As of March 31, 2011, the amount subject to recoupment by September 30, 2014 was $147,451, but only if after such recoupment the Fund’s expense ratio does not exceed the percentage described above.  As of March 31, 2011, the amount of expenses reimbursable by the Adviser is $147,451.

(j)  Third party service providers – BNY Mellon Investment Servicing (US) Inc. (the “Administrator”) serves as the Administrator to the Fund.  Under an agreement made between the Administrator and the Fund, the following annual fee will be calculated upon the Fund’s beginning of the month’s net assets and paid monthly:

0.085% of the first $200 million of beginning of month net assets;
0.070% of the next $200 million of beginning of month net assets; and
0.050% of beginning of month net assets in excess of $400 million.

11

ASGI Agility Income Fund

Notes to Financial Statements (unaudited) (continued)
March 31, 2011

The Fund also pays the Administrator certain fixed fees for financial statement preparation and other services.

The Bank of New York Mellon (the “Custodian”) serves as the Custodian to the Fund.  Under an agreement made between the Custodian and the Fund, the following annual fee will be calculated upon the Fund’s assets under custody and paid monthly:

0.020% on assets under custody.

The Fund also pays the Custodian certain fixed fees for transactions and other services.

3.  Investment Advisory Agreement

The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (“Advisers Act”).  The Adviser also serves as investment adviser to other investment funds, some of which utilize a multi-manager, multi-strategy investment approach.  Although the Adviser is registered with the CFTC as a “commodity trading adviser,” it will operate the Fund as if it was exempt from registration under CFTC Rule 4.14(a)(8).  The Fund is not required to register as a “commodity pool operator” pursuant to CFTC Rule 4.5.

Subject to policies adopted by the Fund Board and applicable law, the Adviser is responsible for appointing the Subadviser to manage the Fund’s investments, monitoring the Subadviser’s management of the Fund, and implementing the Fund’s compliance program.  Subject to approval of the Fund Board, the Adviser may also manage the Fund’s investments directly, although it does not currently intend to do so.

Pursuant to an agreement with the Adviser and the Fund, the Subadviser is responsible for the selection and monitoring of Investment Funds as well as direct investments of the Fund, and for day-to-day management of the Fund’s investment activities and holdings.

The Fund pays the Adviser each month a fee (“Management Fee”) equal to one-twelfth of 1.25% of the aggregate net asset value of outstanding Shares determined as of the last Business Day of that month (before any repurchases of Shares).  The management fee payable at March 31, 2011 was $104,905.  The Adviser pays the Subadviser a portion of the Management Fee as described in the subadvisory agreement among the Adviser, Subadviser and the Fund.

4.  Investment Transactions

Purchases of Investment Funds for the period ended March 31, 2011 were $ 85,599,665.  There were no proceeds from redemptions of Investment Funds for the period ended March 31, 2011.

5.  Derivative Transactions

The Fund enters into derivative contracts for risk management purposes, such as to manage or hedge the Fund’s currency exchange risk, interest rate risk, credit risk and other risks.  The types of derivative contracts used by the Fund include equity swaps.

12

ASGI Agility Income Fund

Notes to Financial Statements (unaudited) (continued)
March 31, 2011

Although the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund's derivatives are not considered to be hedging instruments under US GAAP and, therefore, the Fund has designated these derivative instruments as trading instruments.  As such, the Fund accounts for derivatives at fair value and records any changes in fair value in current period earnings.

The monthly average notional of equity swaps was $7,852,574 for the period ended March 31, 2011.

6.  Investments in Investment Funds

The Adviser and Subadviser monitor the performance of Investment Funds. Such monitoring procedures include, but are not limited to, monitoring market movements in the Investment Funds’ portfolio investments, comparing performance to industry benchmarks, in depth conference calls and site visits with the Investment Fund’s investment manager.

Complete information about the underlying investments held by the Investment Funds is not readily available, so it is unknown whether the Fund, through its aggregate investment in Investment Funds, holds any single investment whereby the Fund’s proportionate share exceeds 5% of the Fund’s net assets at March 31, 2011.

The following table summarizes the Fund’s investments in the Investment Funds as of March 31, 2011, none of which were related parties.  The Fund indirectly bears fees and expenses as an investor in the Investment Funds.  Each investment of each Investment Fund will pay the investment manager of the Investment Fund a management fee.  The fee rate will vary and is expected to range from 0.33% to 2.00% per annum of the net asset value of that Investment Fund. Additionally, the investment manager of a Hedge Fund will generally receive an incentive allocation from each investment ranging from 0% to 20% of any net new appreciation of that series as of the end of each performance period for which an incentive allocation is determined.

Investments in Investment Funds	% of Fund's Total Fair Value	Fair Value	Net Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Redemptions Permitted
Post Limited Term High Yield Offshore Fund Ltd.	13.9	$12,210,377	$460,377	$-	Monthly
Stone Harbor Emerging Market Debt Fund	13.2	11,613,138	(308,117)	-	Daily
Eaton Vance Institutional Senior Loan Trust	12.9	11,323,514	174,394	-	Monthly
Federated Bond Fund	12.5	10,916,407	(80,226)	-	Daily
The GMO Quality Fund	9.0	7,879,944	492,306	-	Daily
Torchlight Value Fund, Inc.	7.6	6,668,055	444,008	-	Daily
York Total Return Unit Trust	7.6	6,632,680	382,680	-	Quarterly
AQR DELTA Offshore Fund, LP	7.1	6,266,437	116,437	-	Monthly
Graham Global Investment Fund II Ltd.	7.1	6,261,802	111,802	-	Monthly
iShares Dow Jones U.S. Utilities Sector Index Fund	5.9	5,158,400	112,514	-	Daily
Cohen & Steers Realty Income Fund	3.2	2,778,052	202,966	-	Monthly

Total Investments in Investment Funds	100.0%	$87,708,806	$2,109,141	$-

13

ASGI Agility Income Fund

Notes to Financial Statements (unaudited) (continued)
March 31, 2011

The following is a summary of the investment strategies of the investments in the Investment Funds held in the Fund as of March 31, 2011.

The diversified/multi-strategies generally include investments in macro, equity long/short, fixed income, event-driven, credit, distressed and high yield strategies.

Equity strategies generally include investments in publicly-traded equity securities, but may also include long/short funds, mutual funds and exchange-traded funds.

Fixed income strategies generally include investments in secured leveraged loans, high yield bonds, distressed debt, and global debt.  Distressed debt strategies may include restricted securities and securities that may not be registered and for which a market may not be readily available.

Macro strategies generally include investments with trading managers who attempt to identify extreme price valuations in stock markets, interest rates, foreign exchange rates and physical commodities, and make leveraged bets on the anticipated price movements in these markets. To identify extreme price valuations, trading managers generally employ a top-down global approach that concentrates on forecasting how global macroeconomic and political events affect the valuations of financial instruments.

While redemptions are permitted as noted in the table above for the Investment Funds, such redemptions may be deferred or suspended at any time upon the election of the investment manager of the Investment Fund.  Moreover, certain Investment Funds may amend their liquidity provisions or otherwise further restrict the Fund’s ability to make withdrawals from those Investment Funds.  The Fund had no unfunded capital commitments as of March 31, 2011.

7.  Fair Value Measurements

The Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:

●
Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

●
Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

●	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

The Adviser considers subscriptions and redemption rights, including any restrictions on the disposition of the interest, in its determination of fair value. Investments in the Investment Funds are included in Level 2 of the fair value hierarchy if the Fund has the ability to redeem its investment within 90 days of fiscal year end by providing redemption notice within 90 days of fiscal year end. All other investments in Investment Funds are classified as Level 3.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers between the levels indicated above for the year ended March 31, 2011.

14

ASGI Agility Income Fund

Notes to Financial Statements (unaudited) (continued)
March 31, 2011

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  A summary of the inputs used to value the Fund's members' capital as of March 31, 2011 is as follows:

	Total Fair Value at	Level 1	Level 2	Level 3
Description	March 31, 2011	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs
Mutual Funds
Equity	$15,816,396	$15,816,396	$-	$-
Fixed Income	29,197,600	29,197,600	-	-
Hedge Funds
Diversified/Multi-Strategy	12,899,117	-	12,899,117	-
Fixed Income	23,533,891	-	23,533,891	-
Macro	6,261,802	-	6,261,802	-
Swap
Index	58,714	-	58,714	-
Total Investments	$87,767,520	$45,013,996	$42,753,524	$-

8.  Capital Share Transactions

The Fund intends to accept initial and additional subscriptions for Shares on Subscription Dates, which occur only once each month, effective as of the beginning of the first calendar day of the month at the relevant net asset value per Share of the Fund as of the end of the last calendar day of the prior month. The Fund Board may discontinue accepting subscriptions at any time.

To provide a limited degree of liquidity to Shareholders, the Fund may from time to time offer to repurchase Shares pursuant to written tenders by Shareholders.  Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Fund Board in its sole discretion.

For the period ended March 31, 2011, transactions in the Fund's Shares were as follows:

Subscriptions		Tenders
(in Shares)	Subscriptions	(in Shares)	Tenders

98,591.242	$100,184,913	(100.637)	$(104,084)

9.  Related Parties

Parties are considered to be related if one party has the ability to control the other party or exercise significant influence over the other party in making financial or operational decisions. There were no transactions with related parties other than those in the normal course of business. The Adviser and the Fund’s Board are deemed to be related to the Fund. Fees incurred with related parties during the year are disclosed in the Statement of Operations. Amounts payable to the Adviser at March 31, 2011 are disclosed in Note 3.  As of March 31, 2011, there was no amount payable to the Fund Board.

15

ASGI Agility Income Fund

Notes to Financial Statements (unaudited) (continued)
March 31, 2011

10.  Contingencies

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as any such exposure would result from future claims that may be, but have not yet been, made against the Fund based on events which have not yet occurred. However, based on experience, the Fund believes the risk of loss from these arrangements to be remote.

11.  Risk Factors

An investment in the Fund involves various risks. The Fund allocates assets to Investment Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counterparty defaults.

12.  Subsequent Events

The Adviser has evaluated the impact of all subsequent events on the Fund through financial statement issuance.  Subsequent to period end, the Fund received additional capital contributions of $28,706,000.

16

ASGI Agility Income Fund

Supplemental Information (unaudited)

Approval of Investment Advisory Agreement and Investment Subadvisory Agreement

At the organizational meeting of the Board of Trustees of the Fund (“Fund Board”), which was held in person on August 12, 2010, the Fund Board members discussed the materials provided to them to assist in their consideration of the proposed Investment Advisory Agreement (“Advisory Agreement”) and Investment Subadvisory Agreement (the “Subadvisory Agreement” and together with the Advisory Agreement, the “Agreements”).  When assessing the approval of the Agreements, the Fund Board considered, among other information, the following:

•	The proposed fees and anticipated expenses of the Fund and similarly situated funds;
•	Information on a relevant peer group of similarly situated funds;
•	The economic outlook and the general investment outlook in the relevant financial markets;
•	The Adviser’s and Subadviser’s financial condition, resources and experience, as well as that of certain of their affiliates;
•	Arrangements regarding the distribution of the Fund’s Units;
•	The procedures used to determine the fair value of the Fund’s assets;
•	The Adviser’s anticipated management of the relationship with the Fund’s subadviser, administrator, custodian, independent registered public accounting firm and other service providers;
•	The resources devoted to the Adviser’s and the Subadviser’s compliance efforts undertaken on behalf of the registered private funds, or other assets, they manage;
•	The quality, nature, cost and character of the administrative and other non-investment management services provided by the Adviser and its affiliates;
•	Investment management staffing; and
•	Anticipated operating expenses to be paid to third parties.

The Fund Board reviewed the nature, quality and scope of the services to be provided to the Fund pursuant to the Agreements. The Fund Board also considered the proposed fees to be charged under the Agreements, and reviewed comparative fee and performance data provided by the Adviser. The Fund Board did not consider any single factor as controlling in determining whether to approve the Advisory Agreement or the Subadvisory Agreement, nor are the items described herein all encompassing of the matters considered by the Fund Board.

Nature, Extent and Quality of Services

The Fund Board reviewed and considered the nature and extent of the investment advisory and subadvisory services to be provided by the Adviser and the Subadviser to the Fund under the Agreements, including the selection of securities, allocation of the Fund’s assets among, and monitoring performance of, underlying funds, evaluation of risk exposure of underlying funds and reputation, and experience of underlying funds’ managers, management of short-term cash and operations of underlying funds, and day-to-day portfolio management and general due diligence examination of underlying funds before and after committing assets of the Fund for investment. The Fund Board also reviewed and considered the nature and extent of the non-advisory and administrative services to be provided by the Adviser, including, among other things, providing to the Fund office facilities, equipment, and personnel. The Fund Board also reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser and Subadviser who would provide the investment advisory and administrative services to the Fund. The Fund Board determined that the Adviser’s and Subadviser’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Fund Board also took into account the Adviser’s and the Subadviser’s compliance policies and procedures, including the procedures used to determine the fair value of the Fund’s assets. The Fund Board concluded that the overall quality of the proposed advisory and administrative services was satisfactory.

17

ASGI Agility Income Fund

Supplemental Information (unaudited) (continued)

The Fund Board reviewed the performance of other similarly situated funds based on information provided by the Adviser.  The Fund Board reviewed the proposed advisory and subadvisory fee rates and anticipated total expense ratio of the Fund. The Fund Board compared the proposed advisory fee, subadvisory fee and total expense ratio for the Fund with various comparative data, including a report prepared by the Adviser comparing the proposed fees payable by the fund to those payable by other comparable funds. The Fund Board noted that the proposed fees payable to the Adviser and the Subadviser were comparable to the fees payable to the advisers and subadvisers of other similarly situated funds. The Fund Board concluded that the advisory fee, subadvisory fee and total expense ratio of the Fund were reasonable and satisfactory in light of the anticipated services to be provided.

Economies of Scale

The Fund Board considered the Fund’s advisory fee of 1.25% and concluded that the fee was reasonable and satisfactory in light of the services to be provided and the anticipated size of the Fund. The Fund Board also determined that, given the anticipated relative size of the Fund, economies of scale were not likely to be present or were not anticipated to be a significant factor at this time.

Anticipated Profitability of Advisers and Affiliates

The Fund Board considered and reviewed information concerning the anticipated costs to be incurred and profits to be realized by the Adviser and its affiliates, and the Subadviser based on their relationship with the Fund.  Based on the review of the information they received, the Fund Board concluded that the anticipated profits to be earned, if any, by the Adviser and its affiliates, and the Subadviser, were reasonable.

General Conclusion

Based on its consideration of all factors that it deemed material, the Fund Board concluded it would be in the best interest of the Fund and its anticipated Unit holders to approve the Agreements as proposed.

18

ASGI Agility Income Fund

Supplemental Information (unaudited) (continued)

The Board of Trustees of the Fund

The Fund Board provides broad oversight over the operations and affairs of the Fund, and has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct, and operation of the Fund’s business. The Fund Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

The Trustees of the Board (“Trustees”) are not required to hold Shares of the Fund. A majority of the Trustees are persons who are not “interested persons” (as defined in the 1940 Act) of the Fund (collectively, the “Independent Trustees”). The Independent Trustees perform the same functions for the Fund as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation.

The identity of the Trustees and officers of the Fund and brief biographical information regarding each such person during the past five years is set forth below. Each Trustee who is deemed to be an “interested person” of the Fund, as defined in the 1940 Act (an “Interested Trustee”), is indicated by an asterisk. The business address of each person listed below is 401 South Tryon Street, Charlotte, NC 28202.

Trustees

Name and Age(1)	Position(s) with the Funds	Term of Office and Length(2) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex(3) Overseen by Trustee	Other Directorships Held by Trustee During the Last 5 Years
Adam Taback* Age: 39	Trustee, President	Since 2010	President, Alternative Strategies Group, Inc., since 2001; President, Alternative Strategies Brokerage Services, Inc., since 2010; President, Wells Fargo Alternative Asset Management, LLC, since March 15, 2011	3	Manager, ASGI Corbin Multi-Strategy Fund, LLC, since 2010; Manager, ASGI Aurora Opportunities Fund, LLC, since 2010; Manager, Wells Fargo Alternative Asset Management, LLC funds, since March 15, 2011.
James Dean Age: 54	Trustee	Since 2010	Dean, Associate Dean, Kenan-Flagler Business School, UNC Chapel Hill, since 1998	3	Manager, ASGI Corbin Multi-Strategy Fund, LLC, since 2010; Manager, ASGI Aurora Opportunities Fund, LLC, since 2010.
James Dunn Age: 37	Trustee	Since 2010	Vice President, Chief Investment Officer, Wake Forest University, since 2009; Managing Director, Chief Investment Officer, Wilshire Associates, 2005-2009.	3	Manager, ASGI Corbin Multi-Strategy Fund, LLC, since 2010; Manager, ASGI Aurora Opportunities Fund, LLC, since 2010.
Stephen Golding Age: 62	Trustee	Since 2010	Chief Financial Officer, Vice President Finance and Administration, Ohio University, since 2010.	3	Trustee, Washington College, since 2003; Manager, ASGI Corbin Multi-Strategy Fund, LLC, since 2010; Manager, ASGI Aurora Opportunities Fund, LLC, since 2010.

19

ASGI Agility Income Fund

Supplemental Information (unaudited) (continued)

Name and Age(1)	Position(s) with the Funds	Term of Office and Length(2) of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios In Fund Complex(3) Overseen by Trustee	Other Directorships Held by Trustee During the Last 5 Years
James Hille Age: 49	Trustee	Since 2010	Chief Investment Officer, Texas Christian University, since 2006; Chief Investment Officer, Texas Teachers, 1995-2006.	3
Trustee, Employees Retirement System of Fort Worth, since 2007; Board Member, Texas Comptroller’s Investment Advisory Board, since 2007; Trustee, Trinity Valley School, since 2009; Manager, ASGI Corbin Multi-Strategy Fund, LLC, since 2010; Manager, ASGI Aurora Opportunities Fund, LLC, since 2010.

Jonathan Hook Age: 53	Trustee	Since 2010	Vice President, Chief Investment Officer, The Ohio State University, since 2008; Chief Investment Officer, Baylor University, 2001-2008.	3	Manager, ASGI Corbin Multi-Strategy Fund, LLC, since 2010; Manager, ASGI Aurora Opportunities Fund, LLC, since 2010.

*	Indicates an Interested Trustee.

(1)	As of March 31, 2011.

(2)
Each Trustee serves until death, retirement, resignation or removal from the Fund Board.  Any Trustee may be removed, with or without cause, at any meeting of the Members by a vote of Members owning at least two-thirds of the outstanding Interests.

(3)	The “Fund Complex” is currently comprised of three closed-end registered investment companies.

Principal Officers who are not Trustees:

Name and Age(1)	Position(s) with the Funds	Length of Time Served(2)	Principal Occupation During Past Five Years
Michael Roman Age: 30	Treasurer	Since 2010	Fund Reporting Manager, Alternative Strategies Group, Inc., since 2007; Senior Analyst, Alternative Strategies Group, Inc., 2006; Senior Financial Analyst, Turbine, Inc., 2003-2006.
Britta Patterson Age: 36	Secretary	Since 2010	Director, Chief Administrative Officer, Alternative Strategies Group, Inc., since 2005.
Lloyd Lipsett Age: 45	Assistant Secretary	Since 2010
Vice President, Senior Counsel, Wells Fargo & Company, since 2009; Vice President and Secretary, Alternative Strategies Group, Inc., since 2009; Senior Vice President, Counsel, Wachovia Corporation (predecessor to Wells Fargo & Company), 2004-2009.

20

ASGI Agility Income Fund

Supplemental Information (unaudited) (continued)

Name and Age(1)	Position(s) with the Funds	Length of Time Served(2)	Principal Occupation During Past Five Years
Ankit Patel Age: 30	Assistant Treasurer	Since 2010	Senior Fund Reporting Analyst, Alternative Strategies Group, Inc., since 2008; Account Manager, State Street Corporation, 2006-2007; Senior Fund Accountant, State Street Corporation, 2005-2006.
Sheelpa Patel Brown Age: 37	Chief Compliance Officer	Since 2010	Chief Compliance Officer, Alternative Strategies Group, Inc., since 2005; Chief Compliance Officer, Alternative Strategies Brokerage Services, Inc. since 2010.
Yukari Nakano Age: 58	Chief Operating Officer	Since 2010	Senior Vice President (since 2003) and Chief Operating Officer, Alternative Strategies Group, Inc., since 2010.

(1)	As of March 31, 2011.

(2)	Each officer serves for an indefinite term until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

21

ASGI Agility Income Fund

Supplemental Information (unaudited) (continued)

Form N-Q Filings

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q.  The Forms N-Q will be available on the SEC's website at www.sec.gov and may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Proxy Voting Policies

Information on how the Fund voted proxies relating to portfolio securities during the prior twelve month period ending June 30 of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities will be available without charge, by request, by calling (886) 440-7460 and on the SEC’s web site at www.sec.gov.

22

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	ASGI Agility Income Fund

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	June 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	June 6, 2011

By (Signature and Title)*	/s/ Michael Roman
Michael Roman, Treasurer
(principal financial officer)

Date	June 6, 2011

* Print the name and title of each signing officer under his or her signature.